INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2018
INVESTMENT SECURITIES
Balances of investment securities

	Note	December 31, 2018
Investments in debt securities mandatorily at FVTPL	9.1	Ps.	31,256
Investments in debt securities at FVOCI	9.2		18,935,757
Investments in debt securities at amortized cost	9.3		2,972,616
Investments in equity securities at FVOCI	9.4		1,090,601
		Ps.	23,030,230

Loss impairment
Investments in debt securities at amortized cost	4.1.5		(71)
		Ps.	(71)
Total investment securities net		Ps.	23,030,159

		December 31, 2017 (1)
Investments in debt securities available for sale	9.2	Ps.	17,790,127
Investments in debt securities held to maturity	9.3		2,899,039
Investments in equity securities available for sale	9.4		824,033
Total investment securities net		Ps.	21,513,199

(1)Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Note 2 (2.5) (B).

Investments in debt securities at fair value through profit or loss

The following table includes investments on asset-backed securities mandatorily at FVTPL because the contractual cash flows of these securities are not SPPI on the principal outstanding.

	December 31, 2018		December 31, 2017 (1)

Others		31,256		—
Total investments in debt securities madatorily at FVTPL	Ps.	31,256	Ps.	—

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2.5 (B).

Investments in debt securities at fair value through OCI

December 31, 2018

Debt securities	Cost		Unrealized Gain		Unrealized Losses		Fair Value
Securities issued or secured by Colombian Government	Ps.	10,517,512	Ps.	65,724	Ps.	(57,462)	Ps.	10,525,774
Securities issued or secured by other Colombian Government entities		496,936		3,581		(2,882)		497,635
Securities issued or secured by foreign Governments		3,042,595		9,209		(36,248)		3,015,556
Securities issued or secured by central banks		1,133,337		1,058		(2,655)		1,131,740
Securities issued or secured by other financial entities		3,352,299		3,191		(47,010)		3,308,480
Securities issued or secured by non-financial sector entities		278,838		156		(69,054)		209,940
Others		251,878		121		(5,367)		246,632
Total debt securities at FVOCI	Ps.	19,073,395	Ps.	83,040	Ps.	(220,678)	Ps.	18,935,757

December 31, 2017 - Available-for-sale securities (1)

Debt securities	Cost		Unrealized Gain		Unrealized Losses		Fair Value
Securities issued or secured by Colombian Government	Ps.	9,442,457	Ps.	77,571	Ps.	(35,103)	Ps.	9,484,925
Securities issued or secured by other Colombian Government entities		656,294		13,251		(6,843)		662,702
Securities issued or secured by foreign Governments		2,113,106		8,655		(17,364)		2,104,397
Securities issued or secured by central banks		1,359,924		739		(3,789)		1,356,874
Securities issued or secured by other financial entities		3,621,311		11,853		(15,087)		3,618,077
Securities issued or secured by non-financial sector entities		347,285		21,725		(44,541)		324,469
Others		237,486		2,826		(1,629)		238,683
Total debt securities available-for-sale	Ps.	17,777,863	Ps.	136,620	Ps.	(124,356)	Ps.	17,790,127
(1)	Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Note 2 (2.5).

Schedule of Tabular disclosure of amounts reclassified to profit or loss form OCI gross of taxes, related to investment debt securities FVOCI

The following table shows amounts reclassified to profit or loss form OCI gross of taxes, related to investment debt securities FVOCI (2017 and 2016 available-for-sale):

	December 31, 2018		December 31, 2017		December 31, 2016
Redemptions or sales		43,574		73,953		25,911
ECL allowance (2017 and 2016: Impairment loss allowance)		31,809		—		(70,146)
Total reclassified to profit or loss	Ps.	75,383	Ps.	73,953	Ps.	(44,235)

Investments in debt securities at amortized cost

Debt securities	December 31, 2018		December 31, 2017
Securities issued or secured by Colombian Government	Ps.	—	Ps.	424
Securities issued or secured by other Colombian Government entities		2,931,172		2,839,286
Securities issued or secured by foreign Governments		32,321		26,864
Securities issued or secured by other financial entities		9,123		32,465
Total debt securities at amortized cost (2017 held-to-maturity)	Ps.	2,972,616	Ps.	2,899,039

Summary of investments in debt securities at amortized cost by maturity dates

	December 31, 2018		December 31, 2017

Up to 1 month	Ps.	671,047	Ps.	722,026
More than 1 month and no more than 3 months		12,787		38,071
More than 3 months and no more than 1 year		2,287,755		2,133,344
More than 1 year and no more than 5 years		1,027		5,598
	Ps.	2,972,616	Ps.	2,899,039

Investments in equity securities at fair value through OCI

December 31, 2018

	Cost		Unrealized Gain		Unrealized Losses (*)		Fair Value
In Colombian Pesos
Corporate stock	Ps.	593,611	Ps.	476,023	Ps.	(3,314)	Ps.	1,066,320
In foreign currency
Corporate stock		12,717		11,571		(7)		24,281
Total equity securities	Ps.	606,328	Ps.	487,594	Ps.	(3,321)	Ps.	1,090,601

December 31, 2017

	Cost		Unrealized Gain		Unrealized Losses (*)		Fair Value

In Colombian Pesos
Corporate Stock	Ps.	276,452	Ps.	541,520	Ps.	(75)	Ps.	817,897
In foreign currency
Corporate Stock		452		5,684		—		6,136
Total equity securities	Ps.	276,904	Ps.	547,204	Ps.	(75)	Ps.	824,033

Disclosure of equity instruments available for sale

Entity (*)	December 31, 2018		December 31, 2017
Empresa de Energia de Bogota S.A. E.S.P.	Ps.	841,279	Ps.	659,208
Gas Natural S.A. ESP		43,460		49,998
Mineros S.A.		45,706		56,546
Bolsa de Valores de Colombia S.A.		48,351		52,064
Sociedades Portuarias (1)		28,897		—
Master Card		7,526		5,634
Others (1)		75,382		583
Total	Ps.	1,090,601	Ps.	824,033

(*)    These investments in equity securities have been designated as FVOCI taking into account that they represent strategic investments for Grupo Aval and therefore, they are not expected to be sold in a foreseeable future.

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2.5 (B)

Disclosure of detailed information about available for sale debt securities used in collateral repo operations

	December 31,		December 31,
	2018		2017
Pledged as collateral in money market operations
Securities issued or secured by foreign Governments	Ps.	202,300	Ps.	148,816
Securities issued or secured by Colombian Government		3,195,548		2,215,568
Securities issued or secured by non-financial sector entities		—		—
Securities issued or secured by other Colombian Government entities		63,605		133,701
Securities issued or secured by other financial entities		57,182		38,536
Others		39,602		50,273
	Ps.	3,558,237	Ps.	2,586,894
Pledged as collateral in operations with derivative instruments
Securities issued or secured by Colombian Government		1,087		77,736
	Ps.	1,087	Ps.	77,736
Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government		471,579		291,878
	Ps.	471,579	Ps.	291,878
Other collaterals
Securities issued or secured by central banks		167,634		158,951
	Ps.	167,634	Ps.	158,951
	Ps.	4,198,537	Ps.	3,115,459

(*)    Cámara de Riesgo Central de Contraparte – CRCC, Banco de la República – BR and Bolsa de Valores de Colombia – BVC